Gain on Disposal of Subsidiaries	12 Months Ended
Dec. 31, 2023
Gain on Disposal of Subsidiaries [Abstract]
GAIN ON DISPOSAL OF SUBSIDIARIES

12. GAIN ON DISPOSAL OF SUBSIDIARIES

On November 1, 2022, pursuant to the disposition agreement, Takung Art Co., Ltd., Hong Kong Takung Art Company Limited (“Hong Kong Takung”) and Hong Kong MQ Group Limited (“Hong Kong MQ”, together with Hong Kong Takung, the “Targets”), the Company’s wholly owned subsidiaries, and Fecundity Capital Investment Co., Ltd. (the “Purchaser”), entered into a certain share purchase agreement (the “Disposition SPA”). Pursuant to the Disposition SPA, the Purchaser agreed to purchase the Targets in exchange for cash consideration of $1,500,000 (the “Purchase Price”). Upon the closing of the transaction (the “Disposition”) contemplated by the Disposition SPA, the legacy business is no longer with the Company after June 30, 2023.

Net assets of the entities disposed and loss on disposal was as follows

	Hong Kong Takung	Hong Kong MQ	Total

Total assets	$3,593,849	$-	$3,593,849

Total liabilities	8,662,466	623,596	9,286,062

Total net liabilities	(5,068,617)	(623,596)	(5,692,213)

Total accumulated other comprehensive income	166,210	73,553	239,763

Loss from discontinued operations	6,555	15,391	21,946

Subtotal	(4,895,852)	(534,652)	(5,430,504)

Total consideration			1,500,000

Total gain on disposal of subsidiaries			$6,930,504